August 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pointbreak ETF Trust (File Nos. 333-205324; 811-23068)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of Pointbreak ETF Trust (the “Trust”) that (i) the forms of prospectus and statement of additional information that the Trust would have filed pursuant to 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 33, which was filed on July 29, 2016.

Please do not hesitate to contact me at (804) 658-2392 or via email at heatherharker@pointbreakETFs.com should you have any questions.

Best regards,

/s/ Heather Harker

Heather Harker

Chief Legal Officer

Pointbreak ETF Trust